PGIM Target Date 2065 Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 54.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	6,668	$96,690
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	11,149	576,388
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	14,200	141,570
		814,648
Fixed Income — 5.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	4,053	29,792
PGIM Total Return Bond Fund (Class R6)	3,637	44,413
		74,205
International Equity — 40.0%
PGIM Global Real Estate Fund (Class R6)	3,573	73,970
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	9,838	154,850
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	21,781	365,928
		594,748

Total Long-Term Investments (cost $1,216,148)		1,483,601

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,821)	2,821	2,821

TOTAL INVESTMENTS 100.1% (cost $1,218,969)(wa)		1,486,422
Liabilities in excess of other assets (0.1)%		(1,606)

Net Assets 100.0%		$1,484,816

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2065 Fund